Commitments, Leases and Contingencies, Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019
Assets [Abstract]
Operating lease right-of-use assets	$ 562	$ 0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Operating lease right-of-use assets
Finance lease right-of-use assets	$ 78
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net
Current Liabilities [Abstract]
Operating lease liabilities	$ 115
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current
Finance lease liabilities	$ 17
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Long-term Debt and Lease Obligation, Current
Non-current Liabilities [Abstract]
Operating lease liabilities	$ 464	$ 0
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Operating lease liabilities
Finance lease liabilities	$ 59
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term Debt and Lease Obligation
Lease Cost [Abstract]
Operating lease cost	$ 120
Finance Lease Cost [Abstract]
Amortization of right-of-use assets	24
Interest on lease liabilities	3
Total finance lease cost	27
Short-term lease cost	27
Total lease cost	174
Cash Paid for Amounts Included in Lease Liabilities [Abstract]
Operating cash flows from operating leases	120
Operating cash flows from finance leases	3
Financing cash flows from finance leases	$ 38
Supplemental Lease Information [Abstract]
Weighted-average remaining lease term - operating leases	8 years
Weighted-average remaining lease term - finance leases	4 years
Weighted-average discount rate - operating leases	4.60%
Weighted-average discount rate - finance leases	3.80%
Right-of-use assets obtained in exchange for operating lease liabilities	$ 44
Annual Lease Commitments for Operating Leases [Abstract]
2021	118
2022	103
2023	87
2024	72
2025	67
Thereafter	256
Total lease payments	703
Less: Interest	(124)
Present value of lease liabilities	579
Annual Lease Commitments for Finance Leases [Abstract]
2021	20
2022	23
2023	17
2024	7
2025	6
Thereafter	13
Total lease payments	86
Less: Interest	(10)
Present value of lease liabilities	$ 76